UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:              September 30, 2011
                                           ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            -------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            -------------------------------------------------------
            Bloomington, MN  55437
            -------------------------------------------------------

Form 13F File No: 28-03099
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        ------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        ------------------------------------------------------------
Phone:  (952) 841-0400
        ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne         Bloomington, Minnesota   October 28, 2011
--------------------------------------------------------------------
      (Signature)               City/State              (Date)






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




Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                97
                                                ---------

Form 13F Information Table Value Total:     $     253,251
                                            -------------
                                              (thousands)

List of Other Included Managers:                      None




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


                         KOPP INVESTMENT ADVISORS, LLC
                           FORM 13F INFORMATION TABLE

                               SEPTEMBER 30, 2011



                                                                                                                VOTING AUTHORITY
                                         TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                            CLASS        CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE    SHARED  NONE
---------- ----                           ------       -----   -------   -------  --- ---- ------  --------   ----    ------  ----

3M Company                                 COM       88579Y101      759    10,567 SH  N/A  Other     N/A        9,477          1,090
Adept Tech Inc.                          COM NEW     006854202    1,866   579,600 SH  N/A  Defined   N/A      579,600
Adept Tech Inc.                          COM NEW     006854202      980   304,500 SH  N/A  Other     N/A      304,500
Aflac Incorporated                         COM       001055102      700    20,041 SH  N/A  Other     N/A       17,831          2,210
Akorn, Inc.                                COM       009728106    3,432   440,000 SH  N/A  Defined   N/A      440,000
Akorn, Inc.                                COM       009728106   16,955 2,173,675 SH  N/A  Other     N/A    2,022,000        151,675
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    2,714   295,000 SH  N/A  Defined   N/A      295,000
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    9,153   994,938 SH  N/A  Other     N/A      947,363         47,575
American Express Company                   COM       025816109      953    21,235 SH  N/A  Other     N/A       18,620          2,615
Amerigon Inc.                              COM       03070L300    1,983   155,798 SH  N/A  Other     N/A      139,658         16,140
Angiodynamics, Inc.                        COM       03475V101    3,977   302,652 SH  N/A  Other     N/A      268,624         34,028
Apache Corp.                               COM       037411105      777     9,685 SH  N/A  Other     N/A        8,465          1,220
Array Biopharma Inc.                       COM       04269X105    2,083 1,068,000 SH  N/A  Defined   N/A    1,068,000
Array Biopharma Inc.                       COM       04269X105    3,875 1,987,320 SH  N/A  Other     N/A    1,813,141        174,179
AtriCure Inc.                              COM       04963C209      235    24,160 SH  N/A  Other     N/A       24,160
AVI BioPharma, Inc.                        COM       002346104      252   224,720 SH  N/A  Other     N/A      224,720
Biosante Pharmaceuticals Inc.            COM NEW     09065V203    5,325 2,335,448 SH  N/A  Defined   N/A    2,335,448
Biosante Pharmaceuticals Inc.            COM NEW     09065V203    6,947 3,046,997 SH  N/A  Other     N/A    2,963,267         83,730
Caliper Life Sciences, Inc.                COM       130872104    1,571   150,000 SH  N/A  Defined   N/A      150,000
Caliper Life Sciences, Inc.                COM       130872104    9,131   872,117 SH  N/A  Other     N/A      782,907         89,210
Cardiome Pharma Corp.                    COM NEW     14159U202      230    70,000 SH  N/A  Defined   N/A       70,000
Cardiome Pharma Corp.                    COM NEW     14159U202    5,085 1,545,502 SH  N/A  Other     N/A    1,439,872        105,630
Cepheid Inc.                               COM       15670R107      453    11,672 SH  N/A  Other     N/A       11,507            165
Comverge Inc.                              COM       205859101    1,340   736,194 SH  N/A  Other     N/A      650,088         86,106
Constant Contact, Inc.                     COM       210313102    1,475    85,318 SH  N/A  Other     N/A       76,363          8,955
Datalink Corp.                             COM       237934104      489    71,895 SH  N/A  Other     N/A       57,940         13,955
Deere & Co                                 COM       244199105      828    12,828 SH  N/A  Other     N/A       11,288          1,540
Dow Chemical Co.                           COM       260543103      626    27,887 SH  N/A  Other     N/A       24,172          3,715
Elan Corporation PLC ADR                   ADR       284131208      151    14,310 SH  N/A  Other     N/A       14,310
Emcore Corp.                               COM       290846104    5,301 5,355,000 SH  N/A  Defined   N/A    5,355,000
Emcore Corp.                               COM       290846104    3,861 3,900,337 SH  N/A  Other     N/A    3,809,152         91,185
EnteroMedics Inc.                        COM NEW     29365M208       51    29,630 SH  N/A  Other     N/A       29,630
Exxon Mobil Corporation                    COM       30231G102      952    13,105 SH  N/A  Other     N/A       11,545          1,560
Finisar Corp.                            COM NEW     31787A507    6,698   381,875 SH  N/A  Defined   N/A      381,875
Finisar Corp.                            COM NEW     31787A507   10,932   623,266 SH  N/A  Other     N/A      602,731         20,535
Gilead Sciences Inc.                       COM       375558103      363     9,355 SH  N/A  Other     N/A        9,355
Green Mountain Coffee Roasters, Inc.       COM       393122106      314     3,374 SH  N/A  Other     N/A        3,086            288
Harvard Bioscience, Inc.                   COM       416906105      270    64,075 SH  N/A  Other     N/A       64,075
HealthStream, Inc.                         COM       42222N103      454    35,375 SH  N/A  Other     N/A       35,375
Heckmann Corp.                             COM       422680108      325    61,510 SH  N/A  Other     N/A       56,910          4,600
International Business Machines Corp.      COM       459200101    1,126     6,440 SH  N/A  Other     N/A        5,675            765
Iris International, Inc                    COM       46270W105      718    80,000 SH  N/A  Defined   N/A       80,000
Iris International, Inc                    COM       46270W105    6,311   703,550 SH  N/A  Other     N/A      637,355         66,195
JDS Uniphase Corp.                    COM PAR $0.001 46612J507      461    46,258 SH  N/A  Other     N/A       46,258
Johnson & Johnson                          COM       478160104      793    12,458 SH  N/A  Other     N/A       11,103          1,355
Johnson Controls Inc.                      COM       478366107      802    30,413 SH  N/A  Other     N/A       26,888          3,525
Marriott Intl. Inc.                        CL A      571903202      809    29,698 SH  N/A  Other     N/A       26,074          3,624
Masimo Corporation                         COM       574795100      225    10,380 SH  N/A  Other     N/A       10,380
Medtox Scientific Inc.                   COM NEW     584977201      262    20,000 SH  N/A  Defined   N/A       20,000
Medtox Scientific Inc.                   COM NEW     584977201   10,609   810,479 SH  N/A  Other     N/A      753,389         57,090
Mindspeed Technologies, Inc.             COM NEW     602682205    3,172   610,000 SH  N/A  Defined   N/A      610,000
Mindspeed Technologies, Inc.             COM NMEW    602682205    5,705 1,097,090 SH  N/A  Other     N/A    1,034,820         62,270
MIPS Technologies, Inc.                    COM       604567107    2,083   430,300 SH  N/A  Other     N/A      376,220         54,080
National Oilwell Varco Inc.                COM       637071101      779    15,215 SH  N/A  Other     N/A       13,370          1,845
Network Equipment Technologies, Inc.       COM       641208103    5,373 2,769,800 SH  N/A  Defined   N/A    2,769,800
Network Equipment Technologies, Inc.       COM       641208103    3,333 1,718,281 SH  N/A  Other     N/A    1,619,551         98,730
Northern Oil & Gas Inc.                    COM       665531109    1,467    75,655 SH  N/A  Other     N/A       67,845          7,810
Northern Trust                             COM       665859104      619    17,710 SH  N/A  Other     N/A       15,725          1,985
Nuvasive Inc                               COM       670704105      768    45,021 SH  N/A  Other     N/A       39,871          5,150
Oclaro, Inc.                             COM NEW     67555N206    3,422   940,000 SH  N/A  Defined   N/A      940,000
Oclaro, Inc.                             COM NEW     67555N206    3,119   856,871 SH  N/A  Other     N/A      837,118         19,753
Omnicell Inc.                              COM       68213N109      221    16,024 SH  N/A  Other     N/A       16,024
Oplink Communications, Inc.              COM NEW     68375Q403    2,682   177,145 SH  N/A  Defined   N/A      177,145
Oplink Communications, Inc.              COM NEW     68375Q403    3,666   242,165 SH  N/A  Other     N/A      242,165
OraSure Technologies                       COM       68554V108      199    24,940 SH  N/A  Other     N/A       24,940
Pepsico Inc.                               COM       713448108      740    11,953 SH  N/A  Other     N/A       10,558          1,395
PLX Technology, Inc.                       COM       693417107      151    50,000 SH  N/A  Defined   N/A       50,000
PLX Technology, Inc.                       COM       693417107    2,908   965,954 SH  N/A  Other     N/A      870,944         95,010
PMC-Sierra Inc.                            COM       69344F106      120    20,000 SH  N/A  Other     N/A       20,000
The Procter & Gamble Company               COM       742718109      740    11,718 SH  N/A  Other     N/A       10,348          1,370
Quidel Corp.                               COM       74838J101    3,129   191,156 SH  N/A  Other     N/A      174,126         17,030
Regeneron Pharmaceuticals, Inc.            COM       75886F107      873    15,000 SH  N/A  Defined   N/A       15,000
Regeneron Pharmaceuticals, Inc.            COM       75886F107    7,273   124,963 SH  N/A  Other     N/A      120,843          4,120
RF Monolithics Inc.                        COM       74955F106        8    10,000 SH  N/A  Other     N/A       10,000
RTI Biologics, Inc.                        COM       74975N105      823   250,000 SH  N/A  Defined   N/A      250,000
RTI Biologics, Inc.                        COM       74975N105   11,454 3,481,602 SH  N/A  Other     N/A    3,203,910        277,692
Sangamo Biosciences, Inc.                  COM       800677106    3,518   808,790 SH  N/A  Defined   N/A      808,790
Sangamo Biosciences, Inc.                  COM       800677106    5,126 1,178,359 SH  N/A  Other     N/A    1,146,239         32,120
Southern Company                           COM       842587107    1,082    25,542 SH  N/A  Other     N/A       22,582          2,960
Southwest Airlines Co                      COM       844741108      540    67,171 SH  N/A  Other     N/A       59,406          7,765
SPDR Trust Ser 1                         TR UNIT     78462F103      651     5,750 SH  N/A  Other     N/A        5,750
Staar Surgical Co.                    COM PAR $0.01  852312305    2,144   274,935 SH  N/A  Other     N/A      255,170         19,765
Staples Inc                                COM       855030102      582    43,740 SH  N/A  Other     N/A       38,395          5,345
SunOpta, Inc.                              COM       8676EP108    5,566 1,129,012 SH  N/A  Other     N/A    1,055,998         73,014
Superconductor Technologies, Inc.        COM NEW     867931305    6,802 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.        COM NEW     867931305    3,060 2,040,217 SH  N/A  Other     N/A    2,037,617          2,600
Synergetics USA, Inc.                      COM       87160G107      377    70,000 SH  N/A  Defined   N/A       70,000
Synergetics USA, Inc.                      COM       87160G107    6,975 1,294,151 SH  N/A  Other     N/A    1,179,392        114,759
Thoratec Corp.                           COM NEW     885175307    2,063    63,217 SH  N/A  Other     N/A       58,707          4,510
Titan Machinery Inc.                       COM       88830R101    2,877   160,730 SH  N/A  Other     N/A      142,640         18,090
Triquint Semiconductor Inc.                COM       89674K103    1,621   322,810 SH  N/A  Other     N/A      284,255         38,555
ValueVision Media, Inc.                    CL A      92047K107      679   287,855 SH  N/A  Other     N/A      259,505         28,350
Vanguard Total Stock                  TOTAL STK MKT  922908769      219     3,800 SH  N/A  Other     N/A        3,800
Verizon Communications, Inc.               COM       92343V104      929    25,241 SH  N/A  Other     N/A       22,286          2,955
Vitesse Semiconductor Corporation        COM NEW     928497304    2,896   981,550 SH  N/A  Defined   N/A      981,550
Vitesse Semiconductor Corporation        COM NEW     928497304    3,968 1,345,209 SH  N/A  Other     N/A    1,342,944          2,265
Wells Fargo & Co.                          COM       949746101      767    31,788 SH  N/A  Other     N/A       28,133          3,655
SUMMARY                                     97                  253,251





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